Schedule of Investments
September 30, 2023 (unaudited)
AmericaFirst Defensive Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.72%

Aerospace & Defense - 3.99%
Raytheon Technologies Corp.	580	41,743

Biotechnology - 14.88%
Biogen, Inc. (2)	630	47,212
Gilead Sciences, Inc.	185	47,547
Vertex Pharmaceuticals, Inc. (2)	174	60,507

		155,266

Consumer Staples Distribution - 2.70%
Costco Wholesale Corp.	50	28,248

Electric Services - 9.36%
The Southern Co.	809	52,358
Xcel Energy, Inc.	791	45,261

		97,619

Food Products - 17.80%
Archer-Daniels Midland Co.	633	47,741
General Mills, Inc.	641	41,018
Mondelez International, Inc. Class A	782	54,271
The Hershey Co.	213	42,617

		185,647

Health Care Equipment and Supplies - 13.37%
Abbott Laboratories	499	48,328
Medtronic Plc. Ordinary Shares	570	44,665
Stryker Corporation	170	46,456

		139,449

Health Care Providers & Services - 6.05%
McKesson Corp.	145	63,053

Health Care Technology - 5.91%
Veeva Systems, Inc. Class A (2)	303	61,645

Pharmaceuticals - 13.10%
Eli Lilly & Co.	159	85,404
Johnson & Johnson	329	51,242

		136,646

Tobacco - 4.56%
Philip Morris International, Inc.	514	47,586

Total Common Stock	(Cost $ 950,852)	956,902

Money Market Registered Investment Companies - 6.88%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 5.43% (4)	71,747	71,747

Total Money Market Registered Investment Companies	(Cost $ 1,022,599)	71,747

Total Investments - 98.64%	(Cost $ 1,022,599)	1,028,649

Other Assets Less Liabilities - 1.36%		14,230

Total Net Assets - 100.00%		1,042,879

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (3)
Level 1 - Quoted Prices	$1,028,649	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,028,649	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.